SHARE CAPITAL (Details - Warrant outstanding) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Warrant [Member]
Class of Warrant or Right [Line Items]
Warrants Outstanding	1,896,071	1,896,071	1,896,071	1,896,071
Exercise Price $1.00 - $22.50 [Member]
Class of Warrant or Right [Line Items]
Weighted Average Exercise Price	$ 2.46
Remaining Contractual Life (in years)	7.45 – 9.13